As filed with the Securities and Exchange Commission on July 8, 2019

File No. 333-229250

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

AIM Growth Series

(Invesco Growth Series)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer International Diversified Fund, Invesco Oppenheimer Main Street Small Cap Fund®, Invesco Oppenheimer Main Street Mid Cap Fund® and Invesco Oppenheimer Mid Cap Value Fund, each a series of the Registrant;

Class A, Class C, Class R and Class Y shares of beneficial interest, without par value, of the Invesco Oppenheimer Portfolio Series: Active Allocation Fund, Invesco Oppenheimer Portfolio Series: Growth Investor Fund, Invesco Oppenheimer Portfolio Series: Conservative Investor Fund, Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, each a series of the Registrant; and

Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Master Event-Linked Bond Fund.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on February 19, 2019 (Accession no. 0001193125-19-044235).

PART C

OTHER INFORMATION

Item 15	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust effective as of April 11, 2017, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $20,000,000 of excess (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate Sub-Advisory Agreements with each of Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (57)

(2) Amendment No. 1, dated August 3, 2017, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(58)

(3) Amendment No. 2, dated December 18, 2017, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(59)

(4) Amendment No. 3, dated January 26, 2018 to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(60)

(5) Amendment No. 4, dated October 23, 2019 to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(61)

(6) Amendment No. 5, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust and Registrant, dated April 11, 2017.(63)

(2)	Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016.(55)

(3)	Voting Trust Agreements — None.

(4)(a)	(1) Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019. (65)

(2) Agreement and Plan of Reorganization by and among the Registrant, on behalf of Invesco Oppenheimer Master Event-Linked Bond Fund, dated May 22, 2019. (65)

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Second Amended and Restated Bylaws, define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

(2) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

(3) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(8)

(4) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

(5) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

(6) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(12)

(7) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)

(8) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)

(9) Amendment No. 8, dated April 29, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(16)

(10) Amendment No. 9, dated October 31, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(18)

(11) Amendment No. 10, dated January 31, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(22)

(12) Amendment No. 11, dated July 1, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(23)

(13) Amendment No. 12, dated November 4, 2009, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly known as A I M Advisors, Inc.(34)

(14) Amendment No. 13, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

(15) Amendment No. 14, dated February 12, 2010, to the to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(38)

(16) Amendment No. 15, dated April 30, 2010, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(40)

(17) Amendment No. 16, dated December 14, 2011, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(45)

(18) Amendment No. 17, dated September 24, 2012, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(48)

(19) Amendment No. 18, dated July 31, 2013, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(51)

(20) Amendment No. 19, dated October 14, 2014, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(53)

(21) Amendment No. 20, dated June 20, 2016, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(55)

(22) Amendment No. 21, dated December 18, 2017, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(59)

(23) Amendment No. 22, dated May 24, 2019 to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(64)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (25)

(2) Amendment No. 1, dated November 11, 2009, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.) (34)

(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(38)

(5) Amendment No. 4, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(40)

(6) Amendment No. 5, dated December 14, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(45)

(7) Amendment No. 6, dated September 24, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(48)

(8) Amendment No. 7, dated July 31, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(51)

(9) Amendment No. 8, dated October 14, 2014, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(53)

(10) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited.(53)

(11) Amendment No. 9, dated June 20, 2016, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(55)

(12) Amendment No. 10, dated December 18, 2017, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(60)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

(7) Amendment No. 6, dated June 6, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(54)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(54)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(55)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(55)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(55)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(55)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(55)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(58)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(59)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(59)

(19) Amendment No. 18, dated April 20, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc, and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(63)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011.(63)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (60)

(2) Amendment No. 1, dated December 15, 2017 to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (60)

(3) Amendment No. 2, dated December 18, 2017 to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (60)

(4) Amendment No. 3, dated April 30, 2018, to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017.(63)

(5) Amendment No. 4, dated November 1, 2018, to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017.(63)

(7)(a)	(1) Master Distribution Agreement, dated July 1, 2014, between the Registrant and Invesco Distributors, Inc. (52)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(53)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (53)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (54)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (54)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (54)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (54)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (54)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(14) Amendment No.13, dated October 28, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (55)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (59)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (59)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(63)

(20) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors.(63)

(21) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(63)

(b)	Form of Selected Dealer Agreement for Investment Companies Managed by Invesco Aim Distributors, Inc.(26)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(26)

(8)	(a) Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(51)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(44)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(54)

(9)(a)	Master Custodian Contract, dated June 1, 2018, between State Street Bank and Trust Company and Registrant.(63)

(b)	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York.(7)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(23)

(10)(a)	(1) Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (55)

(2) Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (55)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (55)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (57)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (58)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (59)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (59)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (60)

(12) Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(63)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(63)

(14) Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(63)

(b)	(1) Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015.(54)

(2) Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective July 1, 2015. (55)

(3) Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015. (55)

(4) Amendment No. 3, dated July 26, 2018, to the Second Amended and Restated Distribution Plan Class A, AX, C, CX, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015.(63)

(c)	Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Family of Funds effective December 1, 2017, as amended and restated effective July 30, 2018.(63)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(62)

(12)(a)	(1) Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.(65)

(2) Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (65)

(13)(a)	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(42)

(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (44)

(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (45)

(4) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (48)

(5) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (51)

(6) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (58)

(7) Amendment No. 6, dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (60)

(b)	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(21)

(2) Amendment No. 1, dated January 31, 2007, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(22)

(3) Amendment No. 2, dated November 4, 2009, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly known as A I M Advisors, Inc.(34)

(4) Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

(5) Amendment No. 4, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(38)

(6) Amendment No. 5, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(40)

(7) Amendment No. 6, dated December 14, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(45)

(8) Amendment No. 7, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(46)

(9) Amendment No. 8, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(48)

(10) Amendment No. 9, dated July 31, 2013, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(51)

(11) Amendment No. 10, dated October 14, 2014, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(53)

(12) Amendment No. 11, dated June 20, 2016, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(55)

(13) Amendment No. 12, dated December 18, 2017, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(59)

(c)	Eighth Amended and Restated Memorandum of Agreement regarding Securities Lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc. (52)

(d)	Memorandum of Agreement, dated December 1, 2018, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (63)

(e)	Memorandum of Agreement, dated December 1, 2018, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (63)

(f)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (55)

(g)	Expense Reimbursement Agreement related to DST Transfer Agent System Conversion, dated June 30, 2003.(13)

(14)(a)	(1) Consent of KPMG LLP.(64)

(2) Consent of Cohen & Company, Ltd.(64)

(15)	Omitted Financial Statements – Not Applicable.

(16)	Power of Attorney.(62)

17(a)	(1) Initial Capital Agreement dated April 29, 2004, for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund.(13)

(2) Initial Capital Agreement dated April 28, 2005, for AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.(16)

(3) Initial Capital Agreement dated October 31, 2005, for AIM Income Allocation Fund and AIM International Allocation Fund.(18)

(4) Initial Capital Agreement dated January 29, 2007, for AIM Independence Now Fund, Aim Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund.(22)

(5) Initial Capital Agreement dated October 2, 2008, for Class Y shares of AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund, AIM Independence 2050 Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund.(30)

(6) Initial Capital Agreement dated September 24, 2009, for Class S shares of AIM Conservative Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund.(30)

(7) Initial Capital Agreement dated June 1, 2010, for institutional Class shares of Invesco Van Kampen Harbor Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund.(40)

(8) Initial Capital Agreement dated October 9, 2014, for Invesco Alternatives Strategies Fund and Invesco Multi-Asset Inflation Fund.(53)

(9) Initial Capital Agreement dated December 29, 2017, for Invesco Peak Retirement 2015 Fund, Invesco Peak Retirement 2020 Fund, Invesco Peak Retirement 2025 Fund, Invesco Peak Retirement 2030 Fund, Invesco Peak Retirement 2035 Fund, Invesco Peak Retirement 2040 Fund, Invesco Peak Retirement 2045 Fund, Invesco Peak Retirement 2050 Fund, Invesco Peak Retirement 2055 Fund, Invesco Peak Retirement 2060 Fund, Invesco Peak Retirement 2065 Fund and Invesco Peak Retirement Now Fund. (60)

(b)	(1) Invesco Advisers, Inc. Code of Ethics amended January 1, 2019, relating to Invesco Advisers, Inc. and any of its subsidiaries. (63)

(2) Invesco UK Code of Ethics dated 2019, relating to Invesco Asset Management Limited. (63)

(3) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited (63)

(4) Invesco Hong Kong Limited Code of Ethics, dated November 2018, relating to Invesco Hong Kong Limited. (63)

(5) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada Ltd. (63)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH).(63)

(7) Invesco Senior Secured Management Code of Ethics Policy revised August 2018 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019. (60)

(8) Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended January 1, 2019. (63)

(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended June 30, 2018 and Invesco Ltd. Code of Conduct dated October 2018 relating to Invesco Asset Management (India) PVT. LTD. (63)

(1)	Incorporated by reference to PEA No. 43, filed on June 1, 1998.
(2)	Incorporated by reference to PEA No. 45, filed on August 26, 1998.
(3)	Incorporated by reference to PEA No. 46, filed on February 12, 1999.
(4)	Incorporated by reference to PEA No. 47, filed on April 14, 1999.
(5)	Incorporated by reference to PEA No. 48, filed on April 28, 2000.
(6)	Incorporated by reference to PEA No. 49, filed on April 24, 2001.
(7)	Incorporated by reference to PEA No. 50, filed on December 28, 2001.
(8)	Incorporated by reference to PEA No. 51, filed on April 26, 2002.
(9)	Incorporated by reference to PEA No. 52, filed on April 24, 2003.
(10)	Incorporated by reference to PEA No. 53, filed on April 24, 2003.
(11)	Incorporated by reference to PEA No. 54, filed on August 28, 2003.
(12)	Incorporated by reference to PEA No. 55, filed on February 13, 2004.
(13)	Incorporated by reference to PEA No. 56, filed on April 30, 2004.
(14)	Incorporated by reference to PEA No. 57, filed on February 11, 2005.
(15)	Incorporated by reference to PEA No. 58, filed on April 26, 2005.
(16)	Incorporated by reference to PEA No. 59, filed on August 11, 2005.
(17)	Incorporated by reference to PEA No. 61, filed on October 28, 2005.
(18)	Incorporated by reference to PEA No. 62, filed on November 1, 2005.
(19)	Incorporated by reference to PEA No. 63, filed on February 23, 2006.
(20)	Incorporated by reference to PEA No. 64, filed on April 19, 2006.
(21)	Incorporated by reference to PEA No. 65, filed on November 13, 2006.
(22)	Incorporated by reference to PEA No. 66, filed on April 26, 2007.
(23)	Incorporated by reference to PEA No. 67, filed on February 11, 2008.
(24)	Incorporated by reference to PEA No. 68, filed on April 28, 2008.
(25)	Incorporated by reference to PEA No. 69, filed on September 23, 2008.
(26)	Incorporated by reference to PEA No. 70, filed on April 28, 2009.
(27)	Incorporated by reference to PEA No. 71, filed on June 25, 2009.
(28)	Incorporated by reference to PEA No. 72, filed on July 24, 2009.
(29)	Incorporated by reference to PEA No. 75, filed on September 21, 2009.
(30)	Incorporated by reference to PEA No. 77, filed on September 24, 2009.
(31)	Incorporated by reference to PEA No. 79, filed on November 25, 2009.
(32)	Incorporated by reference to PEA No. 80, filed on December 11, 2009.
(33)	Incorporated by reference to PEA No. 81, filed on February 5, 2010
(34)	Incorporated by reference to PEA No. 83, filed on February 10, 2010.
(35)	Incorporated by reference to PEA No. 84, filed on February 11, 2010.
(36)	Incorporated by reference to PEA No. 85, filed on February 11, 2010.
(37)	Incorporated by reference to PEA No. 86, filed on February 18, 2010.
(38)	Incorporated by reference to PEA No. 87, filed on April 27, 2010.
(39)	Incorporated by reference to PEA No. 88, filed on May 28, 2010.
(40)	Incorporated by reference to PEA No. 89, filed on July 26, 2010.
(41)	Incorporated by reference to PEA No. 90, filed on October 21, 2010.
(42)	Incorporated by reference to PEA No. 92, filed on December 23, 2010.
(43)	Incorporated by reference to PEA No. 93, filed on January 27, 2011.
(44)	Incorporated by reference to PEA No. 94, filed on April 26, 2011.

(45)	Incorporated by reference to PEA No. 97, filed on April 26, 2012.
(46)	Incorporated by reference to PEA No. 99, filed on September 21, 2012.
(47)	Incorporated by reference to PEA No. 101, filed on February 28, 2013.
(48)	Incorporated by reference to PEA No. 102, filed on April 26, 2013.
(49)	Incorporated by reference to PEA No. 104, filed on September 30, 2013.
(50)	Incorporated by reference to PEA No. 107, filed on January 29, 2014.
(51)	Incorporated by reference to PEA No. 112, filed on April 24, 2014.
(52)	Incorporated by reference to PEA No. 124, filed on September 26, 2014.
(53)	Incorporated by reference to PEA No.126, filed on April 28, 2015.
(54)	Incorporated by reference to PEA No.128, filed on April 27, 2016.
(55)	Incorporated by reference to PEA No. 130, filed on March 31, 2017.
(56)	Incorporated by reference to PEA No. 132, filed on April 26, 2017.
(57)	Incorporated by reference to PEA No. 134, filed on June 5, 2017.
(58)	Incorporated by reference to PEA No. 136, filed on October 4, 2017.
(59)	Incorporated by reference to PEA No. 137, filed on December 15, 2017.
(60)	Incorporated by reference to PEA No. 139, filed on April 26, 2018.
(61)	Incorporated by reference to PEA No. 141, filed on November 2, 2018.
(62)	Incorporated by reference to PEA No. 143, filed on January 23, 2019.
(63)	Incorporated by reference to PEA No. 145, filed on April 29, 2019.
(64)	Incorporated by reference to PEA No. 157, filed on May 23, 2019.
(65)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2019.

Registrant:	AIM GROWTH SERIES (INVESCO GROWTH SERIES)

	By:	/s/ Sheri Morris
Sheri Morris, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	July 8, 2019

/s/ David C. Arch*	Trustee	July 8, 2019
(David C. Arch)

	Trustee	July 8, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	July 8, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	July 8, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	July 8, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	July 8, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	July 8, 2019
(Eli Jones)

	Trustee	July 8, 2019
(Elizabeth Krentzman)

	Trustee	July 8, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	July 8, 2019
(Prema Mathai-Davis)

	Trustee	July 8, 2019
(Joel W. Motley)

SIGNATURES	TITLE	DATE

/s/ Teresa M. Ressel*	Trustee	July 8, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 8, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	July 8, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 8, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 8, 2019
(Robert C. Troccoli)

	Trustee	July 8, 2019
(Daniel S. Vandivort)

	Trustee	July 8, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	July 8, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	July 8, 2019

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed in the Registrant’s Form N-14 on January 14, 2019.

INDEX

Exhibit Number	Description

4(a)(1)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.

4(a)(2)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of Invesco Oppenheimer Master Loan Fund, dated May 22, 2019.

12(a)(1)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.

12(a)(2)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.